Financial assets and liabilities - Carrying amount and fair value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Amount drawn	$ 10,163	$ 10,335
Deferred debt issue costs and bond premium/discount	(87)	(103)
Net borrowings	10,076	10,232
Not At Fair Value
Financial assets and liabilities
Amount drawn	10,163	10,335
Deferred debt issue costs and bond premium/discount	(87)	(103)
Net borrowings	10,076	10,232
Not At Fair Value | Loan notes
Financial assets and liabilities
Amount drawn	10,151	9,662
Deferred debt issue costs and bond premium/discount	(87)	(101)
Net borrowings	10,064	9,561
Not At Fair Value | Term loan
Financial assets and liabilities
Amount drawn		663
Deferred debt issue costs and bond premium/discount		(2)
Net borrowings		661
Not At Fair Value | Finance leases
Financial assets and liabilities
Amount drawn	8	7
Net borrowings	8	7
Not At Fair Value | Bank loans, overdrafts and revolving credit facilities
Financial assets and liabilities
Amount drawn	4	3
Net borrowings	4	3
Fair Value
Financial assets and liabilities
Fair value	10,698	10,564
Fair Value | Loan notes
Financial assets and liabilities
Fair value	10,686	9,885
Fair Value | Term loan
Financial assets and liabilities
Fair value		669
Fair Value | Finance leases
Financial assets and liabilities
Fair value	8	7
Fair Value | Bank loans, overdrafts and revolving credit facilities
Financial assets and liabilities
Fair value	$ 4	$ 3